Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at May. 31, 2023	$ 0	$ 75,663	$ 14,495,356	$ (14,698,030)	$ (127,011)
Beginning balance, shares at May. 31, 2023	200	756,612,000
Common stock issued for services		$ 18,500	84,200		102,700
Common stock issued for services, shares		185,000,000
Common stock issued for conversion of debt		$ 226,548	123,924		350,472
Common stock issued for conversion of debt, shares		2,265,475,967
Common stock issued for Standby Equity Agreement		$ 11,844	43,887		55,731
Common stock issued for Standby Equity Agreement, shares		118,443,135
Net loss				(165,456)	(165,456)
Ending balance, value at May. 31, 2024	$ 0	$ 332,555	14,747,367	(14,863,486)	216,436
Ending balance, shares at May. 31, 2024	200	3,325,531,102
Common stock issued for conversion of debt		$ 67,392	(1,324)		66,068
Common stock issued for conversion of debt, shares		673,936,508
Forgiveness of accrued consulting fees by shareholders			1,154,017		1,154,017
Common stock issued for Standby Equity Agreement		$ 21,303	(12,705)		8,598
Common stock issued for Standby Equity Agreement, shares		213,030,274
Net loss				(948,452)	(948,452)
Ending balance, value at May. 31, 2025	$ 0	$ 421,250	$ 15,887,355	$ (15,811,938)	$ 496,667
Ending balance, shares at May. 31, 2025	200	4,212,497,884